Income taxes (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IncomeTaxes [Line Items]
Deferred tax assets	$ 37,691,088	$ 40,351,329
Deferred Tax Liabilities, Net	108,500,171	94,350,111
Deferred tax liability (asset)	(70,809,083)	(53,998,782)	$ (54,950,823)
Accounts receivable impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	1,406,961	1,136,789
Other non-tax expenses [Member]
IncomeTaxes [Line Items]
Deferred tax assets	8,825,378	10,597,985
Benefits to staff [Member]
IncomeTaxes [Line Items]
Deferred tax assets	3,468,874	3,328,263
Inventory impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	352,183	401,487
Severance indemnity [Member]
IncomeTaxes [Line Items]
Deferred tax assets	6,829,816	6,133,014
Inventory valuation [Member]
IncomeTaxes [Line Items]
Deferred tax assets	2,143,768	2,228,552
Intangibles [Member]
IncomeTaxes [Line Items]
Deferred tax assets	241,802	229,725
Deferred Tax Liabilities, Net	16,614,440	11,736,406
Other Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	10,639,754	10,436,908
Unused tax losses [member]
IncomeTaxes [Line Items]
Deferred tax assets	3,782,552	5,858,606
Property, plant and equipment depreciation [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	51,471,109	45,380,381
Agricultural operation expenses [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	7,150,018	7,130,896
Manufacturing indirect activation costs [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	5,743,496	5,258,290
Land [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	25,408,185	23,313,756
Other liabilitiess [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	$ 2,112,923	$ 1,530,382